Share Based Payment Arrangements - Additional Information (Details) $ / shares in Units, $ in Millions					12 Months Ended
		Feb. 08, 2024 Party Decimal $ / shares	Apr. 26, 2023 Party $ / shares	Feb. 06, 2023 Decimal Party $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price at the date of exercise for stock options exercised | $ / shares					$ 141.69	$ 123.72
Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Options outstanding					252,736	726,572
Stock Option Plan (Equity-settled)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum number of shares issuable upon exercise of options granted					5,979,201
Share-based compensation award, vesting period					3 years
Compensation expense | $					$ 0.0	$ 0.2
Number of share options granted					0	0
Deferred Share Unit
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation award, vesting period					1 year
Mark-to-market gain (loss) in personnel expenses | $						$ 4.5
Liabilities from share-based payment transactions | $					$ 2.9	35.8
Deferred Share Unit | Trade and Other Payables
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Liabilities from share-based payment transactions | $						2.9
Restricted Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | $					$ 6.2	$ 6.0
Number of equity instruments granted	[1]				51,000	63,000
Weighted average price per share repurchased common shares | $ / shares					$ 134.64	$ 115.13
Share repurchase premium | $					$ 10.4	$ 18.3
Number of outstanding instruments					158,000	192,000	272,000
Number of other equity instruments exercised or vested in share-based payment arrangement					82,000	145,000
Number of other equity instruments forfeited in share-based payment arrangement					5,000	2,000
Restricted Share Units | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted | Party		45,850	7,632	55,400
Fair value of RSU granted, per unit | $ / shares		$ 135	$ 117.85	$ 115.51
Restricted Share Units | Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments					103,872	116,368
Restricted Share Units | Key Management Personnel | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted | Party		30,842	7,632	38,275
Performance Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | $					$ 4.9	$ 7.3
Number of equity instruments granted					46,000	55,000
Weighted average price per share repurchased common shares | $ / shares					$ 133.74	$ 115.13
Share repurchase premium | $					$ 19.8	$ 36.8
Number of outstanding instruments					155,000	184,000	261,000
Number of other equity instruments exercised or vested in share-based payment arrangement					135,000	267,000
Number of other equity instruments forfeited in share-based payment arrangement					5,000	3,000
Performance Share Units | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted | Decimal		45,850		55,400
Fair value of RSU granted, per unit | $ / shares		$ 156.17		$ 135.15
Performance Share Units | Equity Incentive Plan | Monte Carlo simulation model [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of PSU granted per share | $ / shares		$ 151.44		$ 124.75
Performance Share Units | Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments					103,872	116,368
Performance Share Units | Key Management Personnel | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted | Decimal		30,842		38,275
Director Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | $					$ 2.2	$ 1.1

[1]	Granted RSUs include the conversion of units of Daseke employees (5,182 RSUs)